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                     PHL Variable Accumulation Account II
                       Phoenix Portfolio Advisor/SM(R)/

                           Supplement to Prospectus

This supplement should be read with the prospectus dated April 7, 2008 and the supplements dated August 5, 2008 and November 14, 2008.

           The following changes are effective on February 6, 2009:

.. The following investment options are closed to new investment on February 6, 2009. The disclosure on page two of your prospectus is revised as follows:

                 ----------------------------------------------
                 Pioneer Global High Yield VCT Portfolio/ 2/
                 ----------------------------------------------
                 Pioneer International Value VCT Portfolio/ 2/

                       /2/Closed to new investment on February 6, 2009.

.. The paragraph entitled "Pioneer Global High Yield VCT Portfolio - Class II
  Shares" on page A-9 of Appendix A - Investment Options is deleted and replaced with the following:

                       Pioneer Global High Yield VCT Portfolio - Class II Shares (Closed to new investment on February 6, 2009)
                       The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

.. The paragraph entitled "Pioneer International Value VCT Portfolio - Class II
  Shares" on page A-9 of Appendix A - Investment Options is deleted and replaced with the following:

                       Pioneer International Value VCT Portfolio - Class II
                       Shares
                       (Closed to new investment on February 6, 2009)
                       The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

 Dated: February 6, 2009                      Please keep this supplement for
                                                            future reference.

 TF1051